Prepayments and Other Current Assets (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Convertible loan	[1]	¥ 40,428	¥ 15,835	$ 2,275
Convertible loan receivables [member]
Loan receivable, impairment loss		58,000
Maximum exposure to loss		8,000
Third-party retail company [Member]
Convertible loan		¥ 66,000	¥ 66,000	$ 9,480

[1]	As of December 31, 2018 and 2019, Convertible loans to third parties included a convertible loan of RMB66,000 (US$9,480) to a third party. The conversion features and the put option were considered as embedded derivatives that do not meet the criteria to be bifurcated and were accounted for together with the loan receivable. In accordance with ASC 810, Consolidation, the third-party is a variable interest entity, as it does not have sufficient equity at risk to fully fund the construction of all assets required for principal operations. As of December 31, 2018, RMB58,000 of the convertible loan was impaired and the Group’s maximum exposure to loss as a result of the impairment was RMB8,000, which also equals to the carrying amount of the convertible loan to a third party. As of December 31, 2019, the convertible loan was fully impaired. The Group is not considered as the primary beneficiary, as it does not have power to direct the activities of the third-party retail company that most significantly impact its economic performance.